UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-3379

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
(Exact Name of Registrant as specified in charter)

600 Montgomery Street, Suite 4100, San Francisco, California 94111
(Address of Principal Executive Offices) (Zip Code)

MICHAEL J. CUGGINO, 600 Montgomery Street, Suite 4100, San Francisco, California 94111
(Name and Address of Agent For Service)

Registrant’s telephone number, including area code:	(415) 398-8000

Date of fiscal year end:	January 31, 2010

Date of reporting period:	July 31, 2010

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1.    Reports to Stockholders.

The Semi-Annual Report to Shareholders of Permanent Portfolio Family of Funds, Inc. (“Registrant”) for the six months ended July 31, 2010 is attached hereto.

Item 2.    Code of Ethics.

Not applicable to semi-annual reports.

Item 3.    Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4.    Principal Accountant Fees and Services.

Not applicable to semi-annual reports.

Item 5.    Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6.    Investments.

Included in Item 1.

Item 7.    Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.    Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.    Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10.    Submission of Matters to a Vote of Security Holders.

Not applicable to the Registrant for the six months ended July 31, 2010.

Item 11.    Controls and Procedures.

(a) Michael J. Cuggino, the Registrant’s President, and James H. Andrews, the Registrant’s Treasurer, each has concluded that, in his judgment, the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on his evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.    Exhibits.

(a)(1) Not applicable to semi-annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable to the Registrant.

(b)    Certifications pursuant to Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)) and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.906CERT.

The certifications provided pursuant to Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)) and Section 906 of the Sarbanes-Oxley Act of 2002 are not deemed “filed” for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933, as amended, or the Exchange Act, except to the extent the Registrant specifically incorporates them by reference.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Permanent Portfolio Family of Funds, Inc.

   /s/ Michael J. Cuggino
By: Michael J. Cuggino, President

Date: September 29, 2010

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Permanent Portfolio Family of Funds, Inc.

   /s/ Michael J. Cuggino
By: Michael J. Cuggino, President

Date: September 29, 2010

   /s/ James H. Andrews
By: James H. Andrews, Treasurer

Date: September 29, 2010

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.

SEMI-ANNUAL REPORT

FOR THE SIX MONTHS ENDED JULY 31, 2010

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.

STATEMENTS OF ASSETS AND LIABILITIES

July 31, 2010
(Unaudited)

	Permanent	Short-Term Treasury	Versatile Bond	Aggressive Growth
ASSETS AND LIABILITIES	Portfolio	Portfolio	Portfolio	Portfolio

ASSETS
Investments at market value (Notes 1, 4 & 5):
Investments other than securities:
Gold assets (identified cost $1,019,538,176; $ — ; $ — and $ — , respectively)	$1,360,665,812	$—	$—	$—
Silver assets (identified cost $265,539,322; $ — ; $ — and $ — , respectively)	324,533,822	—	—	—
Swiss franc deposits (identified cost $22,780,391; $ — ; $ — and $ — , respectively)	23,960,433	—	—	—

	1,709,160,067	—	—	—
Swiss franc bonds	654,852,559	—	—	—
Stocks of United States and foreign real estate and natural resource companies	1,056,100,000	—	—	—
Aggressive growth stock investments	1,047,209,700	—	—	17,971,510
Corporate bonds	65,305,301	—	14,848,307	—
United States Treasury securities	2,222,654,889	39,259,034	399,997	—

Total investments (identified cost $6,158,359,096; $39,259,321; $15,146,262 and $11,745,004, respectively)	6,755,282,516	39,259,034	15,248,304	17,971,510
Cash	43,013	12,310	512	67,633
Accounts receivable for investments sold	5,599,246	—	—	—
Accounts receivable for shares of the portfolio sold	28,300,836	6,021	28,822	3,000
Accrued interest, dividends and foreign taxes receivable	59,289,519	59,097	284,440	15,320
Prepaid expenses	9,260	11,287	—	81

Total assets	6,848,524,390	39,347,749	15,562,078	18,057,544
LIABILITIES
Accounts payable for investments purchased	44,280,356	—	—	—
Accounts payable for shares of the portfolio redeemed	3,128,741	20,694	15,750	23,972
Accrued investment advisory fee	4,240,556	23,336	11,034	18,342
Accrued excise tax	636,540	—	4,964	600

Total liabilities	52,286,193	44,030	31,748	42,914

Net assets applicable to outstanding shares	$6,796,238,197	$39,303,719	$15,530,330	$18,014,630

NET ASSETS
Capital stock — par value $.001 per share:
Authorized — 250,000,000; 100,000,000; 25,000,000 and 50,000,000 shares, respectively
Outstanding — 167,757,581; 581,674; 256,516 and 445,455 shares, respectively	$167,758	$582	$257	$445

Paid-in capital	6,123,098,103	39,421,404	15,029,470	11,123,769

	6,123,265,861	39,421,986	15,029,727	11,124,214
Undistributed net investment income (loss) (Note 1)	67,400,691	(117,573)	477,248	24,979
Accumulated net realized gain (loss) on investments	7,974,429	(407)	(78,687)	638,931
Accumulated net realized gain on foreign currency transactions	236	—	—	—
Net unrealized appreciation (depreciation) of investments (Notes 1 & 5)	596,923,420	(287)	102,042	6,226,506
Net unrealized appreciation on translation of assets and liabilities in foreign currencies	673,560	—	—	—

Net assets applicable to outstanding shares	$6,796,238,197	$39,303,719	$15,530,330	$18,014,630

Net asset value per share	$40.51	$67.57	$60.54	$40.44

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.

STATEMENTS OF OPERATIONS

Six Months Ended July 31, 2010

(Unaudited)

	Permanent	Short-Term Treasury	Versatile Bond	Aggressive Growth
	Portfolio	Portfolio	Portfolio	Portfolio

Investment income (Note 1):
Interest	$27,542,832	$29,046	$197,014	$—
Dividends	35,633,785	—	—	103,185
Other income	1,686	—	—	—

	63,178,303	29,046	197,014	103,185
Expenses (Note 3):
Investment advisory fee	22,613,653	245,654	101,677	116,559
Directors’ fees and expenses	182,044	2,503	738	876
Excise tax	501,893	1,187	4,846	592
Legal expense	49,600	708	235	236

Total expenses	23,347,190	250,052	107,496	118,263
Less waiver of investment advisory fee	(47,928)	(103,433)	(32,108)	—

Net expenses	23,299,262	146,619	75,388	118,263

Net investment income (loss) before foreign income taxes deducted at source	39,879,041	(117,573)	121,626	(15,078)
Less foreign income taxes deducted at source, net of refundable taxes	72,870	—	—	—

Net investment income (loss)	39,806,171	(117,573)	121,626	(15,078)

Net realized and unrealized gain (loss) on investments and foreign currency (Notes 1, 4 & 5):
Net realized gain (loss) on:
Investments in securities	8,812,770	(407)	21,434	621,749
Foreign currency transactions	236	—	—	—

	8,813,006	(407)	21,434	621,749
Change in unrealized appreciation (depreciation) of:
Investments	295,360,664	4,734	(102,318)	(517,373)
Translation of assets and liabilities in foreign currencies	490,211	—	—	—

Net realized and unrealized gain (loss) on investments and foreign currency	304,663,881	4,327	(80,884)	104,376

Net increase (decrease) in net assets resulting from operations	$344,470,052	$(113,246)	$40,742	$89,298

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.

STATEMENTS OF CHANGES IN NET ASSETS

	Permanent Portfolio
	Six Months Ended	Year Ended
	July 31, 2010	January 31, 2010
	(Unaudited)

Operations:
Net investment income (loss)	$39,806,171	$41,234,009
Net realized gain (loss) on investments in securities	8,812,770	(4,499,670)
Net realized gain on investments other than securities	—	4,354,082
Net realized gain (loss) on foreign currency transactions	236	(105,571)
Change in unrealized appreciation (depreciation) of investments	295,360,664	667,842,026
Change in unrealized appreciation on translation of assets and liabilities in foreign currencies	490,211	619,568

Net increase (decrease) in net assets resulting from operations	344,470,052	709,444,444

Equalization on shares issued and redeemed:	17,990,173	20,168,902

Distributions to shareholders from (Note 2):
Net investment income	—	(35,102,694)
Net realized gain on investments	—	—

Capital stock transactions exclusive of amounts allocated to undistributed net investment income (Note 6):	1,350,526,824	1,165,723,204

Net increase (decrease) in net assets	1,712,987,049	1,860,233,856

Net assets at beginning of period	5,083,251,148	3,223,017,292

Net assets at end of period (including undistributed net investment income (loss) of $67,400,691 and $27,594,520; $(117,573) and $ — ; $477,248 and $355,622; and $24,979 and $40,057, respectively)	$6,796,238,197	$5,083,251,148

See accompanying notes.

Short-Term Treasury Portfolio		Versatile Bond Portfolio		Aggressive Growth Portfolio
Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
July 31, 2010	January 31, 2010	July 31, 2010	January 31, 2010	July 31, 2010	January 31, 2010
(Unaudited)		(Unaudited)		(Unaudited)

$(117,573)	$(251,431)	$121,626	$369,093	$(15,078)	$38,857
(407)	804	21,434	793	621,749	43,177
—	—	—	—	—	—
—	—	—	—	—	—
4,734	(32,253)	(102,318)	213,067	(517,373)	4,670,014
—	—	—	—	—	—

(113,246)	(282,880)	40,742	582,953	89,298	4,752,048

—	(666,742)	(103,210)	195,670	(1,594)	(934)

—	(267,922)	—	(268,285)	—	—
—	—	—	—	—	—

(5,389,002)	(38,323,568)	(2,494,397)	3,749,752	(509,386)	(301,120)

(5,502,248)	(39,541,112)	(2,556,865)	4,260,090	(421,682)	4,449,994

44,805,967	84,347,079	18,087,195	13,827,105	18,436,312	13,986,318

$39,303,719	$44,805,967	$15,530,330	$18,087,195	$18,014,630	$18,436,312

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.

THE PERMANENT PORTFOLIO

SCHEDULE OF INVESTMENTS

July 31, 2010

(Unaudited)

Quantity		Market Value
	GOLD ASSETS — 20.02% of Total Net Assets
350,519 Troy Oz.	Gold bullion (a)	$414,207,962
780,000 Coins	One-ounce gold coins (a)	946,457,850

	Total Gold Assets (identified cost $1,019,538,176)	$1,360,665,812

	SILVER ASSETS — 4.78% of Total Net Assets
17,777,910 Troy Oz.	Silver bullion (a)	$319,771,272
379 Bags	Silver coins (a)	4,762,550

	Total Silver Assets (identified cost $265,539,322)	$324,533,822

Principal Amount
	SWISS FRANC ASSETS — 9.99% of Total Net Assets
CHF 24,945,206	Swiss francs in interest-bearing bank accounts	$23,960,433

CHF 50,000,000	3.500% Swiss Confederation Bonds, 08-07-10	$48,035,732
CHF 50,000,000	4.000% Swiss Confederation Bonds, 06-10-11	49,577,370
CHF 50,000,000	2.750% Swiss Confederation Bonds, 06-10-12	50,134,473
CHF 60,000,000	4.000% Swiss Confederation Bonds, 02-11-13	62,702,910
CHF 60,000,000	4.250% Swiss Confederation Bonds, 01-06-14	64,662,376
CHF 60,000,000	3.750% Swiss Confederation Bonds, 06-10-15	65,601,767
CHF 60,000,000	2.500% Swiss Confederation Bonds, 03-12-16	62,674,095
CHF 60,000,000	4.250% Swiss Confederation Bonds, 06-05-17	69,474,594
CHF 60,000,000	3.000% Swiss Confederation Bonds, 01-08-18	64,944,770
CHF 60,000,000	3.000% Swiss Confederation Bonds, 05-12-19	65,382,768
CHF 50,000,000	2.250% Swiss Confederation Bonds, 07-06-20	51,661,704

	Total Swiss Confederation bonds	$654,852,559

	Total Swiss Franc Assets (identified cost $622,692,758)	$678,812,992

Number of Shares
	STOCKS OF UNITED STATES AND FOREIGN REAL ESTATE AND NATURAL RESOURCE COMPANIES — 15.54% of Total Net Assets

	NATURAL RESOURCES — 8.18% of Total Net Assets
800,000	BHP Billiton, Ltd. (b)	$57,784,000
900,000	BP, p.l.c. (b)	34,623,000
1,400,000	Cameco Corporation	35,686,000
500,000	Chevron Corporation	38,105,000
700,000	ConocoPhillips	38,654,000
600,000	Devon Energy Corporation	37,494,000
600,000	Exxon Mobil Corporation	35,808,000
1,200,000	Forest Oil Corporation (a)	34,308,000
800,000	Freeport-McMoRan Copper & Gold, Inc.	57,232,000
1,500,000	Mariner Energy, Inc. (a)	35,835,000
1,500,000	Patriot Coal Corporation (a)	18,090,000
1,000,000	Peabody Energy Corporation	45,150,000
1,500,000	Plains Exploration & Production Company (a)	33,825,000
1,500,000	Vale S.A. (b)	41,700,000
700,000	Weyerhaeuser Company	11,354,000

		$555,648,000

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.

THE PERMANENT PORTFOLIO

SCHEDULE OF INVESTMENTS

July 31, 2010

(Unaudited)

Number of Shares		Market Value

	REAL ESTATE — 7.36% of Total Net Assets
1,300,000	AMB Property Corporation	$32,448,000
500,000	AvalonBay Communities, Inc.	52,545,000
500,000	Boston Properties, Inc.	40,950,000
800,000	BRE Properties, Inc. Class A	33,200,000
700,000	Corporate Office Properties Trust	26,250,000
600,000	Digital Realty Trust, Inc.	37,932,000
2,000,000	Duke Realty Corporation	23,920,000
1,200,000	Equity One, Inc.	20,448,000
500,000	Federal Realty Investment Trust	39,095,000
1,900,000	Kimco Realty Corporation	28,633,000
900,000	Pennsylvania Real Estate Investment Trust	11,061,000
2,800,000	Prologis	30,408,000
200,000	Texas Pacific Land Trust	5,248,000
1,800,000	UDR, Inc.	37,998,000
100,000	Urstadt Biddle Properties, Inc.	1,783,000
100,000	Urstadt Biddle Properties, Inc. Class A	1,550,000
600,000	Vornado Realty Trust	49,668,000
900,000	Washington Real Estate Investment Trust	27,315,000

		$500,452,000

	Total Stocks of United States and Foreign Real Estate and Natural Resource Companies (identified cost $1,010,310,512)	$1,056,100,000

	AGGRESSIVE GROWTH STOCK INVESTMENTS — 15.41% of Total Net Assets

	CHEMICALS — .94% of Total Net Assets
400,000	Air Products & Chemicals, Inc.	$29,032,000
3,000,000	Chemtura Corporation (a)	1,290,000
700,000	Mosaic Company	33,355,000

		$63,677,000

	COMPUTER SOFTWARE — .68% of Total Net Assets
900,000	Autodesk, Inc. (a)	$26,586,000
1,500,000	Symantec Corporation (a)	19,455,000

		$46,041,000

	CONSTRUCTION — .71% of Total Net Assets
600,000	Fluor Corporation	$28,974,000
1,200,000	Ryland Group, Inc.	19,584,000

		$48,558,000

	DATA PROCESSING — .80% of Total Net Assets
800,000	Agilent Technologies, Inc. (a)	$22,344,000
700,000	Hewlett-Packard Company	32,228,000

		$54,572,000

	ELECTRICAL & ELECTRONICS — .67% of Total Net Assets
1,300,000	Intel Corporation	$26,780,000
1,500,000	Sanmina SCI Corporation (a)	18,855,000

		$45,635,000

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.

THE PERMANENT PORTFOLIO

SCHEDULE OF INVESTMENTS

July 31, 2010

(Unaudited)

Number of Shares		Market Value

	ENTERTAINMENT & LEISURE — 1.60% of Total Net Assets
800,000	CBS Corporation Class A	$12,032,000
800,000	Disney (Walt) Company	26,952,000
700,000	Viacom, Inc. Class A (a)	26,173,000
500,000	Wynn Resorts, Ltd. (a)	43,840,000

		$108,997,000

	FINANCIAL SERVICES — 1.88% of Total Net Assets
900,000	Bank of New York Mellon Corporation	$22,563,000
2,000,000	Janus Capital Group, Inc.	20,960,000
1,000,000	Morgan Stanley	26,990,000
1,500,000	Schwab (Charles) Corporation	22,185,000
900,000	State Street Corporation	35,028,000

		$127,726,000

	MANUFACTURING — 1.75% of Total Net Assets
900,000	Harley-Davidson, Inc.	$24,507,000
600,000	Illinois Tool Works, Inc.	26,100,000
1,000,000	Mattel, Inc.	21,160,000
172,000	NACCO Industries, Inc. Class A	15,314,880
8,000	NACCO Industries, Inc. Class B	712,320
500,000	Parker-Hannifin Corporation	31,060,000

		$118,854,200

	OIL & GAS — .46% of Total Net Assets
1,500,000	Frontier Oil Corporation	$18,435,000
3,000,000	Parker Drilling Company (a)	12,540,000

		$30,975,000

	PHARMACEUTICALS — 1.43% of Total Net Assets
500,000	Amgen, Inc. (a)	$27,265,000
400,000	Celgene Corporation (a)	22,060,000
400,000	Genzyme Corporation (a)	27,824,000
600,000	Gilead Sciences, Inc. (a)	19,992,000

		$97,141,000

	RETAIL — .81% of Total Net Assets
400,000	Costco Wholesale Corporation	$22,684,000
1,200,000	Williams-Sonoma, Inc.	32,052,000

		$54,736,000

	TELECOMMUNICATIONS — .91% of Total Net Assets
1,000,000	Juniper Networks, Inc. (a)	$27,780,000
900,000	Qualcomm, Inc.	34,272,000

		$62,052,000

	TRANSPORTATION — 1.48% of Total Net Assets
650,000	Alexander & Baldwin, Inc.	$21,807,500
600,000	FedEx Corporation	49,530,000
800,000	Kansas City Southern (a)	29,360,000

		$100,697,500

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.

THE PERMANENT PORTFOLIO

SCHEDULE OF INVESTMENTS

July 31, 2010

(Unaudited)

Number of Shares		Market Value

	MISCELLANEOUS — 1.29% of Total Net Assets
400,000	Lockheed Martin Corporation	$30,060,000
700,000	Nucor Corporation	27,398,000
1,500,000	Temple-Inland, Inc.	30,090,000

		$87,548,000

	Total Aggressive Growth Stock Investments (identified cost $1,035,965,674)	$1,047,209,700

Principal Amount
	DOLLAR ASSETS — 33.66% of Total Net Assets

	CORPORATE BONDS — .96% of Total Net Assets
$5,130,000	7.875% AT&T Wireless Services, Inc., 03-01-11	$5,343,546
1,250,000	4.125% Air Products & Chemicals, Inc., 12-01-10	1,263,702
3,825,000	6.950% American Home Products Corporation, 03-15-11	3,976,093
1,695,000	5.350% Ameriprise Financial, Inc., 11-15-10	1,716,100
900,000	8.500% Arden Realty Limited Partnership, 11-15-10	916,118
2,350,000	6.750% Campbell Soup Company, 02-15-11	2,428,691
3,250,000	6.550% Chugach Electric Association, Inc., 03-15-11	3,351,485
2,750,000	5.250% Cisco Systems, Inc., 02-22-11	2,825,658
2,200,000	8.500% Coca-Cola Enterprises, Inc., 02-15-12	2,443,864
2,825,000	8.600% Dayton Hudson Corporation, 01-15-12	3,124,282
2,360,000	6.875% Ecolab, Inc., 02-01-11	2,428,594
1,250,000	6.125% General Electric Capital Corporation, 02-22-11	1,288,415
6,695,000	5.500% Halliburton Company, 10-15-10	6,763,929
4,500,000	4.250% Hewlett-Packard Company, 02-24-12	4,747,040
3,000,000	6.000% McDonald’s Corporation, 04-15-11	3,104,727
3,250,000	1.875% Merck & Company, Inc., 06-30-11	3,294,981
4,225,000	5.050% Morgan Stanley, 01-21-11	4,304,769
1,900,000	7.250% National Rural Utilities Cooperative Finance Corporation, 03-01-12	2,085,188
1,250,000	6.625% Northern Illinois Gas Company, 02-01-11	1,284,646
1,000,000	7.450% Northwest Natural Gas Company, 12-10-10	1,020,301
1,500,000	5.000% Oracle Corporation-Ozark Holdings, Inc., 01-15-11	1,531,396
5,835,000	5.625% PepsiAmericas, Inc., 05-31-11	6,061,776

		$65,305,301

	UNITED STATES TREASURY SECURITIES — 32.70% of Total Net Assets
$100,000,000	United States Treasury bond strips (Principal only) 2.475%, 05-15-18 (c)	$82,562,502
100,000,000	United States Treasury bond strips (Principal only) 3.126%, 02-15-20 (c)	74,382,815
100,000,000	United States Treasury bonds 7.250%, 05-15-16	129,031,248
100,000,000	United States Treasury bonds 6.250%, 08-15-23	130,343,751
100,000,000	United States Treasury bonds 6.000%, 02-15-26	129,546,877
100,000,000	United States Treasury bonds 5.250%, 11-15-28	120,609,378
100,000,000	United States Treasury bonds 4.500%, 02-15-36	109,624,997
50,000,000	United States Treasury notes 4.125%, 08-15-10	50,062,500
50,000,000	United States Treasury notes 4.250%, 10-15-10	50,406,750
50,000,000	United States Treasury notes 4.500%, 11-15-10	50,611,328
50,000,000	United States Treasury notes .875%, 12-31-10	50,134,765
50,000,000	United States Treasury notes 4.500%, 02-28-11	51,228,515
50,000,000	United States Treasury notes .875%, 03-31-11	50,205,078
50,000,000	United States Treasury notes .875%, 04-30-11	50,220,703
50,000,000	United States Treasury notes 1.125%, 06-28-11	50,369,141

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.

THE PERMANENT PORTFOLIO

SCHEDULE OF INVESTMENTS

July 31, 2010

(Unaudited)

Principal Amount		Market Value
	UNITED STATES TREASURY SECURITIES (Continued from previous page)
$50,000,000	United States Treasury notes 4.625%, 08-31-11	$52,292,969
50,000,000	United States Treasury notes 1.000%, 09-30-11	50,371,094
50,000,000	United States Treasury notes 1.000%, 10-31-11	50,394,531
50,000,000	United States Treasury notes .750%, 11-30-11	50,238,281
50,000,000	United States Treasury notes 1.000%, 12-31-11	50,417,969
50,000,000	United States Treasury notes 4.250%, 11-15-13	55,414,062
100,000,000	United States Treasury notes 2.375%, 10-31-14	104,359,373
100,000,000	United States Treasury notes 4.250%, 11-15-14	112,281,250
100,000,000	United States Treasury notes 2.625%, 02-29-16	104,109,375
100,000,000	United States Treasury notes 3.625%, 08-15-19	106,578,124
7,000,000	United States Treasury bills .061%, 08-05-10 (c)	6,999,942
50,000,000	United States Treasury bills .131%, 08-26-10 (c)	49,995,334
50,000,000	United States Treasury bills .145%, 09-23-10 (c)	49,989,306
50,000,000	United States Treasury bills .153%, 12-02-10 (c)	49,973,995
50,000,000	United States Treasury bills .154%, 12-16-10 (c)	49,970,787
50,000,000	United States Treasury bills .165%, 12-23-10 (c)	49,967,196
50,000,000	United States Treasury bills .172%, 01-13-11 (c)	49,960,953

		$2,222,654,889

	Total Dollar Assets (identified cost $2,204,312,654)	$2,287,960,190

	Total Portfolio — 99.40% of total net assets (identified cost $6,158,359,096) (d)	$6,755,282,516
	Other assets, less liabilities (.60% of Total Net Assets)	40,955,681

	Net assets applicable to outstanding shares	$6,796,238,197

	Notes:
	(a) Non-income producing.
	(b) Sponsored American Depositary Receipt (ADR).
	(c) Interest rate represents yield to maturity.
	(d) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.

THE SHORT-TERM TREASURY PORTFOLIO

SCHEDULE OF INVESTMENTS

July 31, 2010

(Unaudited)

Principal Amount		Market Value
	UNITED STATES TREASURY SECURITIES — 99.89% of Total Net Assets
$8,000,000	United States Treasury notes 2.000%, 09-30-10	$8,022,580
7,000,000	United States Treasury notes .875%, 12-31-10	7,018,867
225,000	United States Treasury bills .061%, 08-05-10 (a)	224,998
8,000,000	United States Treasury bills .131%, 08-26-10 (a)	7,999,253
8,000,000	United States Treasury bills .140%, 10-28-10 (a)	7,997,277
8,000,000	United States Treasury bills .152%, 11-26-10 (a)	7,996,059

	Total Portfolio — 99.89% of total net assets (identified cost $39,259,321) (b)	$39,259,034
	Other assets, less liabilities (.11% of total net assets)	44,685

	Net assets applicable to outstanding shares	$39,303,719

	Notes:
	(a) Interest rate represents yield to maturity.
	(b) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.

THE VERSATILE BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

July 31, 2010

(Unaudited)

Principal Amount		Market Value
	CORPORATE BONDS — 95.61% of Total Net Assets

	BEVERAGES — 9.31% of Total Net Assets
$600,000	8.500% Coca-Cola Enterprises, Inc., 02-15-12	$666,508
750,000	5.625% PepsiAmericas, Inc., 05-31-11	779,149

		$1,445,657

	CHEMICALS — 9.85% of Total Net Assets
750,000	4.125% Air Products & Chemicals, Inc., 12-01-10	$758,221
750,000	6.875% Ecolab, Inc., 02-01-11	771,799

		$1,530,020

	COMPUTER SOFTWARE — 3.29% of Total Net Assets
500,000	5.000% Oracle Corporation-Ozark Holdings, Inc., 01-15-11	$510,465

		$510,465

	DATA PROCESSING — 7.37% of Total Net Assets
600,000	5.250% Cisco Systems, Inc., 02-22-11	$616,507
500,000	4.250% Hewlett-Packard Company, 02-24-12	527,449

		$1,143,956

	ELECTRIC UTILITIES — 10.28% of Total Net Assets
750,000	6.550% Chugach Electric Association, Inc., 03-15-11	$773,420
750,000	7.250% National Rural Utilities Cooperative Finance Corporation, 03-01-12	823,101

		$1,596,521

	FINANCIAL SERVICES — 10.23% of Total Net Assets
750,000	6.125% General Electric Capital Corporation, 02-22-11	$773,049
800,000	5.050% Morgan Stanley, 01-21-11	815,104

		$1,588,153

	FOOD PRODUCTS & PROCESSING — 3.99% of Total Net Assets
600,000	6.750% Campbell Soup Company, 02-15-11	$620,091

		$620,091

	GAS UTILITIES — 9.89% of Total Net Assets
750,000	6.625% Northern Illinois Gas Company, 02-01-11	$770,788
750,000	7.450% Northwest Natural Gas Company, 12-10-10	765,226

		$1,536,014

	OIL & GAS — 3.25% of Total Net Assets
500,000	5.500% Halliburton Company, 10-15-10	$505,148

		$505,148

	PHARMACEUTICALS — 10.25% of Total Net Assets
800,000	6.950% American Home Products Corporation, 03-15-11	$831,601
750,000	1.875% Merck & Company, Inc., 06-30-11	760,380

		$1,591,981

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.

THE VERSATILE BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

July 31, 2010

(Unaudited)

Principal Amount		Market Value

	REAL ESTATE INVESTMENT TRUSTS — 3.93% of Total Net Assets
$600,000	8.500% Arden Realty Limited Partnership, 11-15-10	$610,745

		$610,745

	RESTAURANTS — 4.33% of Total Net Assets
650,000	6.000% McDonald’s Corporation, 04-15-11	$672,691

		$672,691

	RETAIL — 4.27% of Total Net Assets
600,000	8.600% Dayton Hudson Corporation, 01-15-12	$663,564

		$663,564

	TELECOMMUNICATIONS — 5.37% of Total Net Assets
800,000	7.875% AT&T Wireless Services, Inc., 03-01-11	$833,301

		$833,301

	Total Corporate Bonds (identified cost $14,746,266)	$14,848,307

	UNITED STATES TREASURY SECURITIES — 2.57% of Total Net Assets
400,000	United States Treasury bills .061%, 08-05-10 (a)	$399,997

	Total United States Treasury Securities (identified cost $399,996)	$399,997

	Total Portfolio — 98.18% of total net assets (identified cost 15,146,262) (b)	$15,248,304
	Other assets, less liabilities (1.82% of total net assets)	282,026

	Net assets applicable to outstanding shares	$15,530,330

	Notes:
	(a) Interest rate represents yield to maturity.
	(b) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.

THE AGGRESSIVE GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS

July 31, 2010

(Unaudited)

Number of Shares		Market Value

	AGGRESSIVE GROWTH STOCK INVESTMENTS — 99.76% of Total Net Assets

	CHEMICALS — 5.55% of Total Net Assets
7,000	Air Products & Chemicals, Inc.	$508,060
35,000	Chemtura Corporation (a)	15,050
10,000	Mosaic Company	476,500

		$999,610

	COMPUTER SOFTWARE — 5.11% of Total Net Assets
18,000	Autodesk, Inc. (a)	$531,720
30,000	Symantec Corporation (a)	389,100

		$920,820

	CONSTRUCTION — 3.15% of Total Net Assets
5,000	Fluor Corporation	$241,450
20,000	Ryland Group, Inc.	326,400

		$567,850

	DATA PROCESSING — 5.65% of Total Net Assets
15,000	Agilent Technologies, Inc. (a)	$418,950
13,000	Hewlett-Packard Company	598,520

		$1,017,470

	ELECTRICAL & ELECTRONICS — 4.95% of Total Net Assets
25,000	Intel Corporation	$515,000
30,000	Sanmina SCI Corporation (a)	377,100

		$892,100

	ENTERTAINMENT & LEISURE — 9.33% of Total Net Assets
15,000	Disney (Walt) Company	$505,350
15,000	Viacom, Inc. Class A (a)	560,850
7,000	Wynn Resorts, Ltd. (a)	613,760

		$1,679,960

	FINANCIAL SERVICES — 11.69% of Total Net Assets
20,000	Bank of New York Mellon Corporation	$501,400
35,000	Janus Capital Group, Inc.	366,800
15,000	Morgan Stanley	404,850
30,000	Schwab (Charles) Corporation	443,700
10,000	State Street Corporation	389,200

		$2,105,950

	MANUFACTURING — 11.10% of Total Net Assets
15,000	Harley-Davidson, Inc.	$408,450
13,000	Illinois Tool Works, Inc.	565,500
25,000	Mattel, Inc.	529,000
8,000	Parker-Hannifin Corporation	496,960

		$1,999,910

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.

THE AGGRESSIVE GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS

July 31, 2010

(Unaudited)

Number of Shares		Market Value

	NATURAL RESOURCES — 5.68% of Total Net Assets
8,000	Freeport-McMoRan Copper & Gold, Inc.	$572,320
10,000	Peabody Energy Corporation	451,500

		$1,023,820

	OIL & GAS — 3.67% of Total Net Assets
30,000	Frontier Oil Corporation	$368,700
70,000	Parker Drilling Company (a)	292,600

		$661,300

	PHARMACEUTICALS — 10.34% of Total Net Assets
9,000	Amgen, Inc. (a)	$490,770
10,000	Celgene Corporation (a)	551,500
7,000	Genzyme Corporation (a)	486,920
10,000	Gilead Sciences, Inc. (a)	333,200

		$1,862,390

	RETAIL — 5.06% of Total Net Assets
9,000	Costco Wholesale Corporation	$510,390
15,000	Williams-Sonoma, Inc.	400,650

		$911,040

	TELECOMMUNICATIONS — 4.29% of Total Net Assets
10,000	Juniper Networks, Inc. (a)	$277,800
13,000	Qualcomm, Inc.	495,040

		$772,840

	TRANSPORTATION — 6.31% of Total Net Assets
8,000	FedEx Corporation	$660,400
13,000	Kansas City Southern (a)	477,100

		$1,137,500

	MISCELLANEOUS — 7.88% of Total Net Assets
7,000	Lockheed Martin Corporation	$526,050
10,000	Nucor Corporation	391,400
25,000	Temple-Inland, Inc.	501,500

		$1,418,950

	Total Portfolio — 99.76% of total net assets (identified cost $11,745,004) (b)	$17,971,510
	Other assets, less liabilities (.24% of total net assets)	43,120

	Net assets applicable to outstanding shares	$18,014,630

	Notes:
	(a) Non-income producing.
	(b) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS

July 31, 2010

(Unaudited)

1.	SIGNIFICANT ACCOUNTING POLICIES

Permanent Portfolio Family of Funds, Inc. (“Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a no-load, open-end, series, management investment company. The Fund currently consists of the following four series (each a “Portfolio”): Permanent Portfolio, Short-Term Treasury Portfolio (formerly Treasury Bill Portfolio), Versatile Bond Portfolio and Aggressive Growth Portfolio. Permanent Portfolio, Short-Term Treasury Portfolio, Versatile Bond Portfolio and Aggressive Growth Portfolio commenced investment operations on December 1, 1982, September 21, 1987, November 12, 1991 and May 16, 1990, respectively.

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America for registered investment companies. The preparation of such financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses earned and incurred, respectively, during the reporting period. Actual results could differ from those estimates.

Valuation of investments

Each Portfolio’s investments are valued primarily at market value on the basis of the last quoted sales price on the exchange or system on which they are principally traded. Equity securities traded on the Nasdaq National Market System are valued at the Nasdaq Official Closing Price provided by Nasdaq, usually as of 4:00 p.m. Eastern Time each business day. If there is no trading in an investment on a business day, the investment will be valued at the mean between its bid and asked prices on the exchange or system on which the security is principally traded. Short- and long-term debt securities, including U.S. government securities, listed corporate bonds, other fixed income securities and unlisted securities, are generally valued at the latest price furnished by an independent pricing service. Gold and silver are valued at the closing spot price on the New York Commodity Exchange. Foreign securities traded on an exchange are valued on the basis of market quotations most recently available from that exchange. Investments for which bona fide market quotations are not readily available, or investments for which the Fund’s investment adviser determines that a quotation or a price for a portfolio security provided by a dealer or an independent pricing service is not believed to be reflective of market value, will be valued at fair value by the Fund’s management pursuant to policies approved by the Fund’s Board of Directors.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during a reporting period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below.

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS

July 31, 2010

(Unaudited)

Level 1 — Quoted prices in active markets for identical assets

The Fund’s Level 1 valuation techniques use unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

Level 2 — Significant other observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Observable inputs may include quoted prices for similar assets or liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active, in which there are few transactions, where prices may not be current, or where price quotations vary substantially over time or among market participants. Inputs that are observable for an asset or liability in Level 2 include such factors as interest rates, yield curves, foreign exchange rates, put or call provisions, credit risk and default rates for similar assets or liabilities.

Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The Fund’s Level 3 valuation techniques include the use of unobservable inputs that reflect assumptions market participants may use or could be expected to use in pricing an asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available, and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The Fund may record changes to valuations based on the amount that it might reasonably be expected to receive for an investment upon its current sale, consistent with the fair value measurement objective. Each determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) type of the investment; (ii) existence of any contractual restrictions on the investment’s disposition; (iii) price and extent of public trading in similar investments or of comparable investments; (iv) quotations or evaluated prices from broker-dealers and/or pricing services; (v) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); (vi) analysis of an issuer’s financial statements; (vii) evaluation of the forces that influence the issuer and the market(s) in which the investment is purchased and sold; and (viii) with respect to debt securities, maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value determined upon sale of those investments.

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS

July 31, 2010

(Unaudited)

The following is a summary of the inputs used as of July 31, 2010 in valuing the Fund’s assets:

	Level 1	Level 2	Level 3
	(Quoted Prices in	(Significant	(Significant
	Active Markets for	Other Observable	Unobservable
	Identical Assets)	Inputs)	Inputs)	Total

Permanent Portfolio
Gold assets	$1,360,665,812	$—	$—	$1,360,665,812
Silver assets	324,533,822	—	—	324,533,822
Swiss franc assets	23,960,433	654,852,559	—	678,812,992
Stocks of United States and foreign real estate and natural resource companies	1,056,100,000	—	—	1,056,100,000
Aggressive growth stock investments †	1,047,209,700	—	—	1,047,209,700
Dollar assets:
Corporate bonds	—	65,305,301	—	65,305,301
United States Treasury securities	2,222,654,889	—	—	2,222,654,889

Total Portfolio	$6,035,124,656	$720,157,860	$—	$6,755,282,516

	89.34%	10.66%	—%	100.00%
Short-Term Treasury Portfolio
United States Treasury securities	$39,259,034	$—	$—	$39,259,034

Total Portfolio	$39,259,034	$—	$—	$39,259,034

	100.00%	—%	—%	100.00%
Versatile Bond Portfolio
Corporate bonds †	$—	$14,848,307	$—	$14,848,307
United States Treasury securities	399,997	—	—	399,997

Total Portfolio	$399,997	$14,848,307	$—	$15,248,304

	2.62%	97.38%	—%	100.00%
Aggressive Growth Portfolio
Aggressive growth stock investments †	$17,971,510	$—	$—	$17,971,510

Total Portfolio	$17,971,510	$—	$—	$17,971,510

	100.00%	—%	—%	100.00%

†

See the Schedule of Investments for the Permanent Portfolio and the Aggressive Growth Portfolio for each Portfolio’s industry classification of aggressive growth stocks and the Schedule of Investments for the Versatile Bond Portfolio for its industry classification of corporate bonds.

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2010-06 (“ASU 2010-06”),“Improving Disclosures about Fair Value Measurements.” ASU 2010-06 amends FASB Accounting Standards Codification 820, “Fair Value Measurements and Disclosures,” to require additional disclosures regarding fair value measurements. Pursuant to ASU 2010-06, disclosures regarding transfers into and out of Levels 1 and 2 are effective for reporting periods beginning after December 15, 2009 and for interim periods within those fiscal years, and other disclosures relating to purchases, sales, issuances and settlements on a gross basis relating to Level 3 measurements are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. There were no significant transfers into and out of Levels 1 and 2 during the six months ended July 31, 2010 and the Fund’s management is currently evaluating what impact further disclosures under ASU 2010-06 may have on the Fund’s financial statements.

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS

July 31, 2010

(Unaudited)

The Fund has adopted enhanced disclosure requirements regarding derivatives and hedging activities intended to improve the financial reporting of derivative instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for and how derivative instruments affect an entity’s results of operations and financial position. During the six months ended July 31, 2010, the Fund did not hold any derivative instruments.

The Fund has evaluated the impact of all subsequent events through September 28, 2010, and has determined that there were no subsequent events requiring recognition or disclosure in its financial statements.

Translation of foreign currencies

Amounts denominated in or expected to settle in foreign currencies are translated into U.S. dollars on the following basis: (i) market value of investment securities and other assets and liabilities are translated at the closing rate of exchange; and (ii) purchases and sales of investment securities, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

The Fund separately reports the portions of the results of operations attributable to the effect of changes in foreign exchange rates on the value of investments. Reported net realized gains or losses on foreign currency transactions arise from sales of foreign currencies, foreign currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books versus the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains or losses arise from changes in the exchange rate applicable to cash, receivables and liabilities denominated in foreign currencies.

Investment transactions and investment income

Investment transactions are accounted for on the date of purchase, sale or maturity. Interest income is accrued daily and includes amortization of any premiums or discounts for financial and tax reporting purposes using the effective yield method. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions and unrealized appreciation or depreciation of investments are recorded on an identified cost basis for financial and tax reporting purposes.

For the six months ended July 31, 2010, investment income was earned as follows:

	Permanent	Short-Term Treasury	Versatile Bond	Aggressive Growth
	Portfolio	Portfolio	Portfolio	Portfolio

Interest on:
Corporate bonds	$715,389	$—	$196,972	$—
Swiss franc assets	5,475,380	—	—	—
United States Treasury securities	21,342,890	29,020	35	—
Other investments	9,173	26	7	—
Dividends	35,633,785	—	—	103,185
Other income	1,686	—	—	—

	$63,178,303	$29,046	$197,014	$103,185

Federal taxes

Each of the Fund’s Portfolios will continue to be treated as a separate regulated investment company and each Portfolio intends to qualify under Subchapter M of the United States Internal Revenue Code of 1986, as amended (“Code”). Accordingly, no provision has been made for United States income taxes, as each Portfolio intends to

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS

July 31, 2010

(Unaudited)

declare necessary dividend distributions from investment company taxable income and net realized capital gains, if any, to its shareholders prior to October 15, 2010, pursuant to the requirements of the Code.

As of January 31, 2010, the Fund’s Short-Term Treasury Portfolio and Aggressive Growth Portfolio had no capital loss carryforwards available to offset future realized gains, if any. The Fund’s Permanent Portfolio had $838,341 in such capital loss carryforwards available, of which $692,753 and $145,588 expire on January 31, 2017 and January 31, 2018, respectively, and the Fund’s Versatile Bond Portfolio had $100,121 in such capital loss carryforwards available, of which $27,585, $58,566, $763 and $13,207 expire on January 31, 2014, January 31, 2015, January 31, 2016 and January 31, 2017, respectively. Additionally, net capital losses attributable to investment transactions that occur after October 31, if any, are recognized for federal tax purposes as arising on February 1, the first day of each Portfolio’s next taxable year.

During the six months ended July 31, 2010, the Fund’s Permanent Portfolio, Short-Term Treasury Portfolio, Versatile Bond Portfolio and Aggressive Growth Portfolio incurred federal excise taxes of $501,893, $1,187, $4,846 and $592, respectively, which were imposed on four percent of each Portfolio’s undistributed income and capital gains, if any. Such tax reduced each Portfolio’s net assets; however, such undistributed income and capital gains were retained by each Portfolio to earn further interest, dividends and profits.

The Fund’s Portfolios recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund’s Portfolios have analyzed their respective tax positions and have concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on tax returns previously filed for open tax years 2008 through 2010. The Fund’s Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Equalization

The Fund follows the accounting practice of equalization, by which a portion of the proceeds from sales and a portion of the costs of redemptions of shares of capital stock are allocated to undistributed net investment income. The effect of this practice is to prevent the calculation of net investment income per share from being affected by sales or redemptions of shares in each Portfolio, and for periods of net issuances of shares, allows undistributed net investment income to exceed distributable investment company taxable income.

Indemnifications

The Fund indemnifies its officers and directors for certain liabilities that might arise from their performance of their duties for the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which may provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as it involves future claims that may be made against the Fund under circumstances that have not occurred.

2.	DISTRIBUTIONS TO SHAREHOLDERS

On December 9, 2009, the Fund’s Permanent Portfolio and Short-Term Treasury Portfolio paid ordinary income dividends per share of $.28 and $.38, respectively, to shareholders of record on December 8, 2009. On December 23, 2009, the Fund’s Versatile Bond Portfolio paid an ordinary income dividend per share of $.88 to shareholders of

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS

July 31, 2010

(Unaudited)

record on December 22, 2009. The Fund’s Aggressive Growth Portfolio paid no ordinary income dividend during the year ended January 31, 2010, and the Fund’s Portfolios paid no capital gain distributions during the year then ended.

The tax character of such dividends and distributions paid was as follows:

	Permanent	Short-Term Treasury	Versatile Bond	Aggressive Growth
	Portfolio	Portfolio	Portfolio	Portfolio

Distributions paid from:
Ordinary income	$35,102,694	$267,922	$268,285	$—
Long-term capital gain †	—	—	—	—

	$35,102,694	$267,922	$268,285	$—

†	Capital gain distribution pursuant to Section 852(b)(3) of the Code.

Dividends to shareholders from net investment income and distributions to shareholders from realized gain on investments, if any, are recorded on the ex-dividend date. The amount of such dividends and distributions are determined in accordance with the Code which may differ from accounting principles generally accepted in the United States of America. These differences result primarily from different treatment of net investment income and realized gains on certain investment securities held by the Fund’s Portfolios. During the year ended January 31, 2010: (i) the Fund’s Permanent Portfolio reclassified $8,594,236 from undistributed net investment income to paid-in capital and $105,571 from paid-in capital to accumulated net realized loss on foreign currency transactions; (ii) the Fund’s Short-Term Treasury Portfolio reclassified $2,696 from accumulated net realized gain on investments to undistributed net investment loss and $44,276 from paid-in capital to undistributed net investment loss; (iii) the Fund’s Versatile Bond Portfolio reclassified $75,271 from undistributed net investment income to paid-in capital; and (iv) the Fund’s Aggressive Growth Portfolio reclassified $1,200 from paid-in capital to undistributed net investment income, to reflect such book and tax basis differences.

As of January 31, 2010, the components of distributable earnings on a tax basis were as follows:

	Permanent	Short-Term Treasury	Versatile Bond	Aggressive Growth
	Portfolio	Portfolio	Portfolio	Portfolio

Distributable ordinary income	$27,594,520	$—	$355,622	$40,057
Undistributed capital gain (loss) carryforwards	(838,341)	—	(100,121)	35,161
Post October losses	—	—	—	(17,979)
Unrealized appreciation (depreciation) on
investments and foreign currencies	301,746,105	(5,021)	204,360	6,743,879

	$328,502,284	$(5,021)	$459,861	$6,801,118

3.	INVESTMENT ADVISER AND INVESTMENT ADVISORY CONTRACT

Pacific Heights Asset Management, LLC (“Pacific Heights”) has served as the Fund’s investment adviser since May 1, 2003 under an Investment Advisory Contract, dated November 24, 2002 (“Contract”). In accordance with the terms of the Contract, Pacific Heights receives, before any waivers, annual investment advisory fees, which are calculated daily and paid monthly, based on the average daily net assets of each Portfolio of the Fund (“Advisory Fee”) as follows: (i) 1 and 3/16ths of 1% of the first $200 million of the Portfolio’s average daily net assets; (ii) 7/8ths of 1% of the next

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS

July 31, 2010

(Unaudited)

$200 million of the Portfolio’s average daily net assets; (iii) 13/16ths of 1% of the next $200 million of the Portfolio’s average daily net assets; and (iv) 3/4ths of 1% of all of the Portfolio’s average daily net assets in excess of $600 million.

All fees and expenses payable by the Fund pursuant to the Contract and attributable only to one Portfolio are borne entirely by that Portfolio; all other fees and expenses are allocated among the Fund’s Portfolios in proportion to their net assets. Except for: (i) the Advisory Fee; (ii) all fees, costs and expenses relating to Fund investments, including brokerage commissions and interest on borrowings; (iii) all taxes payable by the Fund; (iv) the fees and expenses of the Fund’s directors; (v) the salary expense of the Fund’s officers (subject to the Waiver Agreement described below); and (vi) extraordinary expenses, as defined by the Contract, Pacific Heights pays or reimburses the Fund for substantially all of the Fund’s ordinary operating expenses out of its Advisory Fee.

During the eleven months ended December 31, 2009, Pacific Heights voluntarily agreed to waive portions of its Advisory Fee allocable to the Fund’s Short-Term Treasury Portfolio and Versatile Bond Portfolio to the extent that either Portfolio’s total Advisory Fee otherwise would exceed an annual rate of 11/16ths of 1%, in the case of the Short-Term Treasury Portfolio, or 13/16ths of 1%, in the case of the Versatile Bond Portfolio, of the respective Portfolio’s average daily net assets.

Pursuant to an Advisory Fee Waiver and Expense Assumption Agreement, dated January 1, 2010 (“Waiver Agreement”), effective January 1, 2010 and until June 1, 2011, Pacific Heights has agreed to waive portions of its Advisory Fee allocable to: (i) the Permanent Portfolio, such that the Advisory Fee paid by the Portfolio does not exceed an annual rate of .6875% of the Portfolio’s average daily net assets in excess of $6 billion up to $8 billion, .6600% of the Portfolio’s average daily net assets in excess of $8 billion up to $10 billion, .6400% of the Portfolio’s average daily net assets in excess of $10 billion up to $15 billion and .6200% of the Portfolio’s average daily net assets in excess of $15 billion; (ii) the Short-Term Treasury Portfolio, such that the Advisory Fee paid by the Portfolio does not exceed an annual rate of .6875% of the Portfolio’s average daily net assets; and (iii) the Versatile Bond Portfolio, such that the Advisory Fee paid by the Portfolio does not exceed an annual rate of .8125% of the Portfolio’s average daily net assets. Also, under the Waiver Agreement, Pacific Heights has agreed to pay the Fund’s officers’ salaries and expenses during the term of the Waiver Agreement. The Waiver Agreement may be terminated in writing by the Fund’s Board of Directors.

Pacific Heights is a California limited liability company. Its manager and sole member, Michael J. Cuggino (also its President and Chief Executive Officer), is the President, Secretary and a director of the Fund and has been the portfolio manager of the Fund’s Portfolios since May 1, 2003. In addition to the benefits that result from being the sole owner of Pacific Heights, Mr. Cuggino was paid $32,500 during the six months ended July 31, 2010 for his service as a director of the Fund.

Annual Renewal of Investment Advisory Contract (Unaudited)

The Contract was unanimously approved by the Fund’s Board of Directors (“Board”), including all of the Fund’s directors who are not “interested persons” of the Fund as defined under the 1940 Act (“Independent Directors”), at an “in person” meeting held on December 4, 2009 (“Meeting”). Prior to the Meeting, the Board, including its Independent Directors, requested detailed information from Pacific Heights, an independent consultant retained by the Independent Directors to review the profitability of Pacific Heights (“Consultant”), Lipper, Inc., A Thomson Reuters Company (“Lipper”) and the Fund’s Chief Compliance Officer (“CCO”) regarding the Fund’s Portfolios. In

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS

July 31, 2010

(Unaudited)

preparation for consideration of the continuance of the Contract, the Board reviewed a variety of materials provided by Pacific Heights, the Consultant, Lipper and the CCO, including letters provided by Pacific Heights responding to requests from the Independent Directors for certain information pursuant to Section 15(c) of the 1940 Act, a report and analysis of Pacific Heights’ profitability prepared by the Consultant and material prepared by Lipper and the CCO comparing the performance and expenses of the Fund’s Portfolios to other funds with similar investment objectives as the Fund’s Portfolios (“Peer Groups”), and information regarding the performance of the Fund’s Portfolios in comparison to relevant market indices.

The Board also noted that the Independent Directors had met on a number of occasions during the past quarter to consider the Contract. In particular, the Independent Directors had met with the Consultant and received the Consultant’s report on the profitability of Pacific Heights. The Independent Directors had met and discussed the information included in the letters prepared by Pacific Heights that had responded to the requests from the Independent Directors for information pursuant to Section 15(c) of the 1940 Act. The Independent Directors had also met and discussed certain possible revisions to the Advisory Fee and expense provisions of the Contract. Legal counsel to the Independent Directors attended each of these meetings and legal counsel to the Fund also attended certain of these meetings.

The Board also reviewed the Advisory Fee payable by each of the Fund’s Portfolios under the Contract. In considering the Advisory Fee payable by each of the Fund’s Portfolios, the Board noted that the Portfolios operate under a unitary fee structure whereby most of the Portfolios’ ordinary operating expenses are paid by Pacific Heights out of its Advisory Fee rather than paid directly by the Portfolio. The Board noted the difficulty of comparing the Portfolios to non-unitary fee funds. The Board then reviewed the material prepared by Lipper and the CCO comparing each Portfolio’s Advisory Fee and overall expense ratio to its respective Peer Group.

The Board, utilizing material prepared by Lipper, noted the following with respect to the “Actual Total Expenses” and the “Actual Management Fees” of the Fund’s Portfolios in each of their respective Peer Group’s “Expense Group:” (i) for the Permanent Portfolio, its Actual Total Expenses were lower than the median and the lowest in its Peer Group, and its Actual Management Fees were equal to the median in its Peer Group; (ii) for the Short-Term Treasury Portfolio (after fee waivers), its Actual Total Expenses were equal to the median in its Peer Group, and its Actual Management Fees were higher than the median and the highest in its Peer Group; (iii) for the Versatile Bond Portfolio (after fee waivers), its Actual Total Expenses were slightly higher than the median in its Peer Group, and its Actual Management Fees were higher than the median and the highest in its Peer Group; and (iv) for the Aggressive Growth Portfolio, its Actual Total Expenses were slightly lower than the median in its Peer Group, and its Actual Management Fees were higher than the median in its Peer Group.

The Board, utilizing material prepared by the CCO, noted the following with respect to the “Net Total Expenses” and the “Actual Management Fees” of the Fund’s Portfolios in each of their respective Peer Group’s “Expense Universe:” (i) for the Permanent Portfolio, its Net Total Expenses were lower than the median in its Peer Group, and its Actual Management Fees were higher than the median in its Peer Group; (ii) for the Short-Term Treasury Portfolio (after fee waivers), its Net Total Expenses were higher than the median in its Peer Group, and its Actual Management Fees were higher than the median and the highest in its Peer Group; (iii) for the Versatile Bond Portfolio (after fee waivers), its Net Total Expenses were higher than the median in its Peer Group, and its Actual Management Fees were equal to the median in its Peer Group; and (iv) for the Aggressive Growth Portfolio, its Net

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS

July 31, 2010

(Unaudited)

Total Expenses were lower than the median in its Peer Group, and its Actual Management Fees were higher than the median for its Peer Group.

The Board noted the following with respect to the Lipper data and the material provided by the CCO: (1) given the Fund’s unitary fee structure, the Actual Management Fees of the Fund’s Portfolios were likely overstated as they included the payment of most fund operating expenses by Pacific Heights, a factor borne out by the fact that the “Actual Non-Management Expenses” in each of the Fund’s Portfolios were significantly less than the median in each Portfolio’s respective Peer Group; (2) with respect to the Short-Term Treasury Portfolio and Versatile Bond Portfolio, many of the funds in their respective Peer Groups were larger in size than those Portfolios; and (3) many of the funds in the Peer Groups were part of very large fund groups that benefited from such fund groups’ abilities to use economies of scale to lower expense ratios across their entire fund complexes.

The Board also reviewed the short-term and long-term investment performance of each of the Fund’s Portfolios. As part of this review, the Board reviewed the material prepared by Lipper and the CCO, comparing the performance of each Portfolio to its respective Peer Group and benchmark index for the one-, three-, five- and ten-year periods ended June 30, 2009.

The Board, utilizing material prepared by Lipper, noted the following with respect to the “Total Return Performance” of the Fund’s Portfolios in each of their respective Peer Group’s “Performance Group” for the respective periods: (i) that the Permanent Portfolio’s Total Return Performance exceeded the average Total Return Performance of its Peer Group for each measurement period and exceeded its benchmark index for each measurement period; (ii) that the Short-Term Treasury Portfolio’s Total Return Performance exceeded the average Total Return Performance of its Peer Group and its benchmark index for the one-, three- and five-year measurement periods, but lagged for the ten-year measurement period; (iii) that the Versatile Bond Portfolio’s Total Return Performance exceeded the average Total Return Performance of its Peer Group for each measurement period and exceeded its benchmark index for the one-, three- and five-year measurement periods, but lagged for the ten-year measurement period; and (iv) that the Aggressive Growth Portfolio’s Total Return Performance exceeded the average Total Return Performance of its Peer Group and its benchmark index for the one-, five- and ten-year measurement periods, but lagged for the three-year measurement period.

The Board, utilizing material prepared by the CCO, noted the following with respect to the “Total Return Performance” of the Fund’s Portfolios in each of their respective Peer Group’s “Performance Universe” for the respective periods: (i) that the Permanent Portfolio’s Total Return Performance exceeded the average Total Return Performance of its Peer Group for the three-, five- and ten-year measurement periods, but lagged for the one-year measurement period; (ii) that the Short-Term Treasury Portfolio’s Total Return Performance exceeded the average Total Return Performance of its Peer Group for the one-, three- and five-year measurement periods, but lagged for the ten-year measurement period; (iii) that the Versatile Bond Portfolio’s Total Return Performance exceeded the average Total Return Performance of its Peer Group for the one-, three- and five-year measurement periods, but lagged for the ten-year measurement period; and (iv) that the Aggressive Growth Portfolio’s Total Return Performance exceeded the average Total Return Performance of its Peer Group for five- and ten-year measurement periods, but lagged for the one- and three-year measurement periods.

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS

July 31, 2010

(Unaudited)

The Board also considered the services provided by Pacific Heights under the Contract and received assurances from Pacific Heights that it had experienced no service issues, personnel problems or negative changes to its financial condition. The Board also discussed Pacific Heights’ disaster recovery and business continuity plans.

The Board also considered the activities currently performed and services provided to the Fund by Mr. Cuggino, who is also the principal officer of Pacific Heights. In particular, the Board considered that Mr. Cuggino is thoroughly involved in the day-to-day operations of the Fund, including identifying and making suggestions as to proposed investments, including the purchase and sale thereof, coordinating and directing of operational matters, including arrangements with various service providers to the Fund, and providing substantial administration and oversight in connection with shareholder services.

The Board also considered the extent to which economies of scale have been realized as the Fund’s Portfolios increase their assets under management. The Board noted that the Advisory Fee has breakpoints that provide for a reduction of the applicable investment advisory fee as assets increase. The Board also noted that the Permanent Portfolio continues to exceed the third breakpoint in its fee structure because its assets exceed the third threshold. The Board further considered that Pacific Heights had agreed to additional Advisory Fee waivers until June 1, 2011 with respect to the Permanent Portfolio, Short-Term Treasury Portfolio and the Versatile Bond Portfolio, pursuant to the Waiver Agreement. The Board also considered that under the Waiver Agreement, Pacific Heights had agreed to pay the Fund’s officers’ salaries and expenses until June 1, 2011.

The Board also considered Pacific Heights’ profitability. The Board considered the report prepared by the Consultant concerning the profitability of Pacific Heights and the content of telephonic discussions the Independent Directors had with the Consultant on that subject. The Board also reviewed material prepared by Pacific Heights that compared Pacific Heights’ profitability for the six months ended June 30, 2009 and the year ended December 31, 2008 to that of certain publicly-traded investment advisers and that reflected Pacific Heights’ profitability by Portfolio for the six months ended June 30, 2009 and the year ended December 31, 2008. The Board considered the methodology used by Pacific Heights to determine its profitability. The Board recognized that Pacific Heights should be entitled to earn a reasonable level of profit for services it provides to the Fund.

Based on the foregoing, the Board considered the following factors and reached the following conclusions:

a) the nature, quality and extent of the investment advisory, administrative and other services (including the placement of portfolio transactions) to be provided to the Fund by Pacific Heights, from which the Board concluded that such services would be comparable to those previously provided, and that Mr. Cuggino, by virtue of his experience with the Fund for over nineteen years, was qualified to provide such services, and that the personnel at Pacific Heights provide support for Mr. Cuggino in performing such duties;

b) the operating expenses and expense ratios of the Fund’s Portfolios compared to their Peer Groups, from which the Board concluded that the expenses and expense ratios of the Fund’s Portfolios were comparable to their Peer Groups;

c) the performance of the Fund’s Portfolios compared to their Peer Groups and market indices, from which the Board concluded that the Permanent Portfolio’s one-, three-, five- and ten-year performance generally exceeded the performance of its Peer Group and its relevant market index and the performance of the other Portfolios was satisfactory as compared to those Portfolios’ Peer Groups and market indices;

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS

July 31, 2010

(Unaudited)

d) the financial condition of Pacific Heights, from which the Board concluded that Pacific Heights has the financial ability to fulfill its commitment to the Fund under the Contract;

e) the ability of Pacific Heights to continue providing investment advisory, administrative and other services (including placement of portfolio transactions) of the same character and at least the same quality as previously provided, from which the Board concluded that such services would be of the same character and at least the same quality as those previously provided, by virtue of Mr. Cuggino’s experience with the Fund for over nineteen years and the personnel at Pacific Heights;

f) the extent to which economies of scale have been realized as the Fund’s Portfolios increase their assets under management, from which the Board concluded that the Fund’s Permanent Portfolio has achieved economies of scale that benefit shareholders, given that the Permanent Portfolio continues to exceed the third breakpoint in its fee structure because its assets exceed the third threshold and because additional economies will be realized pursuant to the new breakpoints that have been agreed to pursuant to the Waiver Agreement;

g) the profitability of the Contract to Pacific Heights, from which the Board concluded that the profitability was fair and reasonable and sufficient for the financial stability of Pacific Heights; and

h) the Advisory Fee payable by each of the Fund’s Portfolios, from which the Board concluded that the Advisory Fee payable by each of the Fund’s Portfolios was fair and reasonable.

Based on the foregoing, the Board, including its Independent Directors, unanimously approved the continuance of the Contract.

4.	PURCHASES AND SALES OF SECURITIES

The following is a summary of purchases and sales of securities other than short-term securities for the six months ended July 31, 2010:

	Permanent	Short-Term Treasury	Versatile Bond	Aggressive Growth
	Portfolio	Portfolio	Portfolio	Portfolio

Purchases	$1,220,207,664	$47,279,182	$3,120,368	$2,492,584
Sales	216,886,329	52,307,649	5,146,646	3,069,771

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS

July 31, 2010

(Unaudited)

5.	NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS

The following is a summary of net unrealized appreciation (depreciation) of investments as of July 31, 2010 for federal income tax purposes:

	Permanent	Short-Term Treasury	Versatile Bond	Aggressive Growth
	Portfolio	Portfolio	Portfolio	Portfolio

Aggregate gross unrealized appreciation of investments with excess of value over tax cost:
Investments in securities	$371,381,173	$1,715	$102,042	$7,435,817
Investments other than securities	401,302,179	—	—	—

	772,683,352	1,715	102,042	7,435,817
Aggregate gross unrealized depreciation of investments with excess of tax cost over value:
Investments in securities	(175,759,932)	(2,002)	—	(1,209,311)
Investments other than securities	—	—	—	—

	(175,759,932)	(2,002)	—	(1,209,311)

Net unrealized appreciation (depreciation) of investments	$596,923,420	$(287)	$102,042	$6,226,506

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS

July 31, 2010

(Unaudited)

6.	CAPITAL STOCK TRANSACTIONS

Transactions in shares of each Portfolio’s capital stock exclusive of amounts allocated to undistributed net investment income were as follows for the period and year ended.

		Permanent Portfolio
	Six Months Ended July 31, 2010		Year Ended January 31, 2010
	Shares	Dollars	Shares	Dollars

Shares sold	53,068,396	$2,089,225,929	68,855,433	$2,429,807,618
Distributions reinvested	—	—	799,248	30,548,326

	53,068,396	2,089,225,929	69,654,681	2,460,355,944

Shares redeemed	(18,861,945)	(738,699,105)	(38,186,522)	(1,294,632,740)

Net increase	34,206,451	$1,350,526,824	31,468,159	$1,165,723,204

		Short-Term Treasury Portfolio
	Six Months Ended July 31, 2010		Year Ended January 31, 2010
	Shares	Dollars	Shares	Dollars

Shares sold	105,891	$7,164,971	410,709	$27,344,145
Distributions reinvested	—	—	3,792	257,181

	105,891	7,164,971	414,501	27,601,326

Shares redeemed	(185,532)	(12,553,973)	(985,664)	(65,924,894)

Net decrease	(79,641)	$(5,389,002)	(571,163)	$(38,323,568)

		Versatile Bond Portfolio
	Six Months Ended July 31, 2010		Year Ended January 31, 2010
	Shares	Dollars	Shares	Dollars

Shares sold	54,210	$3,152,920	223,145	$12,810,713
Distributions reinvested	—	—	3,371	197,977

	54,210	3,152,920	226,516	13,008,690

Shares redeemed	(97,169)	(5,647,317)	(159,860)	(9,258,938)

Net increase (decrease)	(42,959)	$(2,494,397)	66,656	$3,749,752

		Aggressive Growth Portfolio
	Six Months Ended July 31, 2010		Year Ended January 31, 2010
	Shares	Dollars	Shares	Dollars

Shares sold	74,955	$3,287,286	113,567	$4,149,261
Distributions reinvested	—	—	—	—

	74,955	3,287,286	113,567	4,149,261

Shares redeemed	(92,747)	(3,796,672)	(123,962)	(4,450,381)

Net decrease	(17,792)	$(509,386)	(10,395)	$(301,120)

This page intentionally left blank.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.

THE PERMANENT PORTFOLIO

Financial highlights for the Permanent Portfolio
For each share of capital stock outstanding throughout each period:

	Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	July 31, 2010	January 31,	January 31,	January 31,	January 31,	January 31,
	(Unaudited)	2010	2009	2008	2007	2006

Net asset value, beginning of period	$38.06	$31.57	$36.99	$32.89	$30.12	$26.29

Income (loss) from investment operations:
Net investment income (1)(2)(3)	.27	.37	.45	.46	.35	.12
Net realized and unrealized gain (loss) on investments and foreign currencies	2.18	6.40	(5.58)	3.98	2.73	3.96

Total income (loss) from investment operations	2.45	6.77	(5.13)	4.44	3.08	4.08

Less distributions from:
Net investment income	—	(.28)	(.25)	(.16)	(.06)	(.20)
Net realized gain on investments	—	—	(.04)	(.18)	(.25)	(.05)

Total distributions	—	(.28)	(.29)	(.34)	(.31)	(.25)

Net asset value, end of period	$40.51	$38.06	$31.57	$36.99	$32.89	$30.12

Total return (4)	6.44%	21.43%	(13.82)%	13.53%	10.23%	15.57%

Ratios / supplemental data:
Net assets, end of period (in thousands)	$6,796,238	$5,083,251	$3,223,017	$1,747,058	$820,285	$382,025

Ratio of expenses to average net assets	.80% *	.82%	.84%	.95%	1.11%	1.35%
Ratio of net investment income to average net assets (2)(3)	1.36% *	1.03%	1.31%	1.31%	1.10%	.43%
Portfolio turnover rate	6.18%†	12.78%	37.00%	37.46%	7.28%	.73%

*	Computed on an annualized basis.
†	Not annualized.
(1)	Net investment income is based on average net assets per share outstanding during the period.
(2)

The recording as other income of the receipt of disgorged funds had the effect of increasing net investment income per share and the ratio of net investment income to average net assets by $.03 and .08%, respectively, during the year ended January 31, 2007. Without this other income, the net investment income per share would have been $.32 during the year then ended.

(3)

The recording as other income of the receipt of disgorged funds had the effect of increasing net investment income per share and the ratio of net investment income to average net assets by $.01 and .03%, respectively, during the year ended January 31, 2008. Without this other income, the net investment income per share would have been $.45 during the year then ended.

(4)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses except the $35 one-time account start-up fee.

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.

THE SHORT-TERM TREASURY PORTFOLIO

Financial highlights for the Short-Term Treasury Portfolio
For each share of capital stock outstanding throughout each period:

	Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	July 31, 2010	January 31,	January 31,	January 31,	January 31,	January 31,
	(Unaudited)	2010	2009	2008	2007	2006

Net asset value, beginning of period	$67.75	$68.44	$69.02	$68.82	$67.50	$67.10

Income (loss) from investment operations:
Net investment income (loss) (1)(2)	(.19)	(.26)	.55	2.50	2.58	1.41
Net realized and unrealized gain (loss) on investments (3)	.01	(.05)	.05	.24	.03	.02

Total income (loss) from investment operations	(.18)	(.31)	.60	2.74	2.61	1.43

Less distributions from:
Net investment income	—	(.38)	(1.18)	(2.54)	(1.29)	(1.03)

Total distributions	—	(.38)	(1.18)	(2.54)	(1.29)	(1.03)

Net asset value, end of period	$67.57	$67.75	$68.44	$69.02	$68.82	$67.50

Total return (4)	(.28)%	(.44)%	.87%	4.00%	3.88%	2.12%

Ratios / supplemental data:
Net assets, end of period (in thousands)	$39,304	$44,806	$84,347	$47,713	$46,962	$48,328

Ratio of expenses to average net assets (2)	.71%*	.71%	.74%	.88%	.92%	.92%
Ratio of net investment income (loss) to average net assets	(.57)%*	(.37)%	.80%	3.63%	3.79%	2.10%
Portfolio turnover rate (5)	—%†	—%	—%	—%	—%	—%

*	Computed on an annualized basis.
†	Not annualized.
(1)	Net investment income (loss) is based on average net assets per share outstanding during the period.
(2)

Due to the waiver of investment advisory fees, the ratio of expenses to average net assets was reduced by .50% for the six months ended July 31, 2010 and .50%, 50%, .50%, .50% and .50% for the years ended January 31, 2010, 2009, 2008, 2007 and 2006, respectively. Without this waiver, the net investment income or loss per share would have been ($.36) for the six months ended July 31, 2010 and ($.60), $.20, $2.16, $2.24 and $1.08 for the years then ended.

(3)

Per share net realized and unrealized gains or losses on investments may not correspond with the change in aggregate unrealized gains and losses in the Portfolio’s securities because of the timing of sales and repurchases of the Portfolio’s shares in relation to fluctuating market values for the Portfolio.

(4)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses except the $35 one-time account start-up fee.
(5)	Portfolio turnover rate is not applicable since the Portfolio only invested in securities with maturities of one year or less.

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.

THE VERSATILE BOND PORTFOLIO

Financial highlights for the Versatile Bond Portfolio
For each share of capital stock outstanding throughout each period:

	Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	July 31, 2010	January 31,	January 31,	January 31,	January 31,	January 31,
	(Unaudited)	2010	2009	2008	2007	2006

Net asset value, beginning of period	$60.40	$59.39	$60.02	$58.89	$57.42	$57.01

Income from investment operations:
Net investment income (1)(2)	.21	1.20	1.69	2.36	1.93	1.01
Net realized and unrealized gain (loss) on investments (3)	(.07)	.69	(.53)	.49	.24	.15

Total income from investment operations	.14	1.89	1.16	2.85	2.17	1.16

Less distributions from:
Net investment income	—	(.88)	(1.79)	(1.72)	(.70)	(.74)
Net realized gain on investments	—	—	—	—	—	(.01)

Total distributions	—	(.88)	(1.79)	(1.72)	(.70)	(.75)

Net asset value, end of period	$60.54	$60.40	$59.39	$60.02	$58.89	$57.42

Total return (4)	.23%	3.18%	1.98%	4.87%	3.78%	2.04%

Ratios / supplemental data:
Net assets, end of period (in thousands)	$15,530	$18,087	$13,827	$11,152	$12,307	$18,509

Ratio of expenses to average net assets (2)	.88%*	.88%	.89%	1.02%	.97%	.95%
Ratio of net investment income to average net assets	1.42%*	1.98%	2.84%	3.96%	3.33%	1.76%
Portfolio turnover rate	18.59%†	61.18%	88.01%	74.72%	78.90%	50.09%

*	Computed on an annualized basis.
†	Not annualized.
(1)	Net investment income is based on average net assets per share outstanding during the period.
(2)

Due to the waiver of investment advisory fees, the ratio of expenses to average net assets was reduced by .37% for the six months ended July 31, 2010 and .38%, .37%, .37%, .37% and .37% for the years ended January 31, 2010, 2009, 2008, 2007 and 2006, respectively. Without this waiver, the net investment income per share would have been $.16 for the six months ended July 31, 2010 and $.97, $1.47, $2.13, $1.72 and $.80 for the years then ended.

(3)

Per share net realized and unrealized gains or losses on investments may not correspond with the change in aggregate unrealized gains and losses in the Portfolio’s securities because of the timing of sales and repurchases of the Portfolio’s shares in relation to fluctuating market values for the Portfolio.

(4)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses except the $35 one-time account start-up fee.

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.

THE AGGRESSIVE GROWTH PORTFOLIO

Financial highlights for the Aggressive Growth Portfolio
For each share of capital stock outstanding throughout each period:

	Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	July 31, 2010	January 31,	January 31,	January 31,	January 31,	January 31,
	(Unaudited)	2010	2009	2008	2007	2006

Net asset value, beginning of period	$39.80	$29.53	$74.31	$86.09	$110.71	$86.11

Income (loss) from investment operations:
Net investment income (loss) (1)	(.02)	.08	.03	(.08)	(.42)	(.11)
Net realized and unrealized gain (loss) on investments	.66	10.19	(29.76)	(2.83)	7.83	25.61

Total income (loss) from investment operations	.64	10.27	(29.73)	(2.91)	7.41	25.50

Less distributions from:
Net investment income	—	—	(.09)	—	(.10)	—
Net realized gain on investments	—	—	(11.54)	(8.87)	(31.93)	(.90)
Distribution in excess	—	—	(.23)	—	—	—
Return of capital	—	—	(3.19)	—	—	—

Total distributions	—	—	(15.05)	(8.87)	(32.03)	(.90)

Net asset value, end of period	$40.44	$39.80	$29.53	$74.31	$86.09	$110.71

Total return (2)	1.61%	34.78%	(39.97)%	(4.14)%	7.05%	29.64%

Ratios / supplemental data:
Net assets, end of period (in thousands)	$18,015	$18,436	$13,986	$25,878	$31,476	$52,125

Ratio of expenses to average net assets	1.22%*	1.21%	1.20%	1.39%	1.34%	1.41%
Ratio of net investment income (loss) to average net assets	(.15)%*	.23%	.07%	(.10)%	(.43)%	(.11)%
Portfolio turnover rate	12.85%†	4.92%	3.44%	9.16%	1.97%	10.41%

*	Computed on an annualized basis.
†	Not annualized.
(1)	Net investment income (loss) is based on average net assets per share outstanding during the period.
(2)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses except the $35 one-time account start-up fee.

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.

THE PERMANENT PORTFOLIO

Ten Years Ended July 31, 2010

(Unaudited)

*

The Citigroup 3-Month U.S. Treasury Bill Index tracks the performance of U.S. Treasury bills with a remaining maturity of three months. U.S. Treasury bills, which are short-term loans to the U.S. government, are full faith-and-credit obligations of the U.S. Treasury and are generally regarded as being free of any risk of default. The Standard & Poor’s 500 Composite Stock Index is a market-capitalization weighted index of common stocks and represents an unmanaged portfolio. You cannot invest directly in an index. Returns shown for the Citigroup 3-Month U.S. Treasury Bill Index and the Standard & Poor’s 500 Composite Stock Index reflect reinvested interest and dividends as applicable, but do not reflect a deduction for fees, expenses or taxes.

Past performance does not guarantee future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares.

See page 38 for explanation of graphs and additional performance information.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.

THE SHORT-TERM TREASURY PORTFOLIO

Ten Years Ended July 31, 2010

(Unaudited)

*

The Citigroup 3-Month U.S. Treasury Bill Index tracks the performance of U.S. Treasury bills with a remaining maturity of three months. U.S. Treasury bills, which are short-term loans to the U.S. government, are full faith-and-credit obligations of the U.S. Treasury and are generally regarded as being free of any risk of default. You cannot invest directly in an index. Returns shown for the Citigroup 3-Month U.S. Treasury Bill Index reflect reinvested interest as applicable, but do not reflect a deduction for fees, expenses or taxes.

Past performance does not guarantee future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares.

See page 38 for explanation of graphs and additional performance information.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.

THE VERSATILE BOND PORTFOLIO

Ten Years Ended July 31, 2010

(Unaudited)

*

The Citigroup AAA/AA 1-3 Year Corporate Bond Index and the Citigroup A 1-3 Year Corporate Bond Index are components of the Citigroup Broad Investment-Grade (BIG) Bond Index. It is market-capitalization weighted and includes bonds rated AAA, AA or A by Standard & Poor’s or Moody’s Investor Services, Inc. with maturities of one to three years and a minimum amount outstanding of $100 million. You cannot invest directly in an index. Returns shown for the Citigroup AAA/AA 1-3 Year Corporate Bond Index and the Citigroup A 1-3 Year Corporate Bond Index reflect reinvested interest as applicable, but do not reflect a deduction for fees, expenses or taxes.

Past performance does not guarantee future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares.

See page 38 for explanation of graphs and additional performance information.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.

THE AGGRESSIVE GROWTH PORTFOLIO

Ten Years Ended July 31, 2010

(Unaudited)

*

The Dow Jones Industrial Average is an average of the stock prices of thirty large companies and represents a widely recognized unmanaged portfolio of common stocks. The Standard & Poor’s 500 Composite Stock Index is a market-capitalization weighted index of common stocks and also represents an unmanaged portfolio. You cannot invest directly in an index. Returns shown for the Dow Jones Industrial Average and the Standard & Poor’s 500 Composite Stock Index reflect reinvested dividends as applicable, but do not reflect a deduction for fees, expenses or taxes.

Past performance does not guarantee future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares.

See page 38 for explanation of graphs and additional performance information.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.

AVERAGE ANNUAL TOTAL RETURNS

For Periods Ended July 31, 2010

(Unaudited)

The graphs on pages 34 through 37 compare the initial account values and subsequent account values at the end of each of the most recently completed ten fiscal years of the Fund’s Permanent Portfolio, Short-Term Treasury Portfolio, Versatile Bond Portfolio and Aggressive Growth Portfolio, assuming a hypothetical $10,000 investment in each Portfolio at the beginning of the first fiscal year and reinvestment of all dividends and distributions, without the deduction of taxes, to a $10,000 investment over the same years in comparable broad-based securities market indices. The tables below show each of the Fund’s Portfolio’s average annual total returns for the periods indicated, assuming reinvestment of all dividends and other distributions, and deduction of all fees and expenses except the $35 one-time account start-up fee. If such fee were reflected, the returns would be less than those shown. Returns for the Fund’s Permanent Portfolio, Short-Term Treasury Portfolio and Versatile Bond Portfolio reflect fee waivers in effect. In the absence of such fee waivers, total return would be reduced. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In particular, after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance data shown below for each of the Fund’s Portfolios represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Investment performance, current to the most recent month-end, may be lower or higher than the performance shown below, and can be obtained by calling the Fund’s Shareholder Services Office at (800) 531-5142.

Investments in the Fund’s Portfolios are not insured or guaranteed by the Federal Deposit Insurance Corporation or other government agency. It is therefore possible to lose money by investing in the Fund’s Portfolios.

	Average Annual Total Returns Through July 31, 2010
						Since
	1 Year	3 Years	5 Years	10 Years	15 Years	Inception
Permanent Portfolio (Since 12/1/82) (1)(2)
Return before taxes	15.46%	7.27%	8.90%	10.08%	7.81%	6.58%
Return after taxes on distributions	15.20%	7.02%	8.66%	9.63%	7.13%	6.03%
Return after taxes on distributions and sale of Portfolio shares	10.07%	6.11%	7.62%	8.72%	6.54%	5.63%
Citigroup 3-Month U.S. Treasury Bill Index (4)(5)	.12%	1.27%	2.58%	2.51%	3.40%	4.82%
Standard & Poor’s 500 Composite Stock Index (4)(6)	13.84%	-6.78%	-.17%	-.76%	6.49%	10.60%

Short-Term Treasury Portfolio (Since 5/26/87) (2)(3)
Return before taxes	-.51%	.71%	1.85%	1.71%	2.50%	3.34%
Return after taxes on distributions	-.71%	.02%	1.32%	1.03%	1.56%	2.59%
Return after taxes on distributions and sale of Portfolio shares	-.33%	.21%	1.33%	1.07%	1.57%	2.47%
Citigroup 3-Month U.S. Treasury Bill Index (4)(5)	.12%	1.27%	2.58%	2.51%	3.40%	4.21%

Versatile Bond Portfolio (Since 9/27/91) (2)(3)
Return before taxes	1.12%	2.68%	3.07%	2.97%	3.52%	3.72%
Return after taxes on distributions	.62%	1.82%	2.37%	1.96%	2.36%	2.71%
Return after taxes on distributions and sale of Portfolio shares	.73%	1.78%	2.22%	1.94%	2.31%	2.60%
Citigroup AAA/AA 1-3 Year Corporate Bond Index (4)(7)	4.20%	5.01%	4.72%	5.06%	5.44%	5.72%
Citigroup A 1-3 Year Corporate Bond Index (4)(8)	6.19%	5.21%	4.88%	5.27%	5.60%	5.88%

Aggressive Growth Portfolio (Since 1/2/90) (2)
Return before taxes	6.73%	-8.10%	-1.62%	2.15%	7.20%	9.28%
Return after taxes on distributions	6.73%	-9.80%	-3.55%	.80%	6.07%	8.38%
Return after taxes on distributions and sale of Portfolio shares	4.37%	-6.95%	-1.29%	1.72%	6.24%	8.34%
Dow Jones Industrial Average (4)(9)	17.28%	-4.78%	2.34%	2.31%	7.78%	9.20%
Standard & Poor’s 500 Composite Stock Index (4)(6)	13.84%	-6.78%	-.17%	-.76%	6.49%	7.87%

See following page for footnote explanations.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.

AVERAGE ANNUAL TOTAL RETURNS

For Periods Ended July 31, 2010

(Unaudited)

(1)	Returns reflect other income recorded during the years ended January 31, 2007 and January 31, 2008 related to the receipt of disgorged funds.

(2)	Returns before taxes do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares.

(3)

The thirty-day SEC standardized yield on the Fund’s Short-Term Treasury Portfolio and Versatile Bond Portfolio for the thirty days ended July 31, 2010, calculated for each Portfolio by dividing the net investment income per share earned during the specified thirty-day period by the net asset value per share on the last day of the period and annualizing the resulting figure, and assuming reinvestment of all dividends and other distributions, and deduction of all fees and expenses except the $35 one-time account start-up fee, was -.52% and -.18%, respectively.

(4)	Returns reflect reinvested interest, dividends and other distributions as applicable, but do not reflect a deduction for fees, expenses or taxes.

(5)

The Citigroup 3-Month U.S. Treasury Bill Index tracks the performance of U.S. Treasury bills with a remaining maturity of three months. U.S. Treasury bills, which are short-term loans to the U.S. government, are full faith-and-credit obligations of the U.S. Treasury and are generally regarded as being free of any risk of default. You cannot invest directly in an index.

(6)

The Standard & Poor’s 500 Composite Stock Index is a market-capitalization weighted index of common stocks and represents an unmanaged portfolio of common stocks. You cannot invest directly in an index.

(7)

The Citigroup AAA/AA 1-3 Year Corporate Bond Index is a component of the Citigroup Broad Investment-Grade (BIG) Bond Index. It is market-capitalization weighted and includes bonds rated AAA or AA by Standard & Poor’s or Moody’s with maturities of one to three years and a minimum amount outstanding of $100 million. You cannot invest directly in an index.

(8)

The Citigroup A 1-3 Year Corporate Bond Index is a component of the Citigroup Broad Investment-Grade (BIG) Bond Index. It is market-capitalization weighted and includes bonds rated A by Standard & Poor’s or Moody’s with maturities of one to three years and a minimum amount outstanding of $100 million. You cannot invest directly in an index.

(9)

The Dow Jones Industrial Average is an average of the stock prices of thirty large companies and represents a widely recognized unmanaged portfolio of common stocks. You cannot invest directly in an index.

See pages 40-43 for Portfolio specific risks

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.

MANAGEMENT’S DISCUSSION AND ANALYSIS

THE PERMANENT PORTFOLIO

Six Months Ended July 31, 2010

(Unaudited)

The Permanent Portfolio’s investment objective is to preserve and increase the purchasing power of its shares over the long term. The Portfolio invests fixed target percentages of its net assets in gold, silver, Swiss franc assets, stocks of real estate and natural resource companies, aggressive growth stocks and dollar assets, such as U.S. Treasury securities and short-term corporate bonds. During the six months ended July 31, 2010, the Portfolio achieved a total return of 6.44%, net of expenses to average net assets of .80%, as compared to .06% for the Citigroup 3-Month U.S. Treasury Bill Index and 3.61% for the Standard & Poor’s 500 Composite Stock Index, and as compared to an inflation rate as measured by the change in the Consumer Price Index (“CPI”) of .61% over the same period. The Portfolio’s return during the six months then ended was largely due to the Portfolio experiencing appreciation in each of its six asset classes. Neither the Citigroup 3-Month U.S. Treasury Bill Index return, the Standard & Poor’s 500 Composite Stock Index return nor the change in CPI reflect a deduction for fees, expenses or taxes.

Mutual fund investing involves risk; loss of principal is possible. The Permanent Portfolio invests in foreign securities, which will involve greater volatility and political, economic and currency risks and differences in accounting methods. The Portfolio will be affected by changes in the prices of gold, silver and U.S. and foreign real estate and natural resource company stocks.

The following pie chart shows the Permanent Portfolio’s investment holdings by asset class, as a percentage of total net assets as of July 31, 2010.

Allocations are subject to change and should not be considered a recommendation to buy or sell any security within a sector.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.

MANAGEMENT’S DISCUSSION AND ANALYSIS

THE SHORT-TERM TREASURY PORTFOLIO

Six Months Ended July 31, 2010

(Unaudited)

The Short-Term Treasury Portfolio’s investment objective is to achieve high current income, consistent with safety and liquidity of principal. The Portfolio invests in short-term U.S. Treasury securities and ordinarily maintains an average maturity of between sixty and ninety days. During the six months ended July 31, 2010, the Portfolio achieved a total return of −.28%, net of expenses to average net assets of .71%, as compared to .06% for the Citigroup 3-Month U.S. Treasury Bill Index over the same period. The Portfolio’s return during the six months then ended was primarily due to the very low investment returns available on short-term U.S. Treasury securities which were more than offset by the Portfolio’s expenses during the period. The Citigroup 3-Month U.S. Treasury Bill Index does not reflect a deduction for fees, expenses or taxes.

Mutual fund investing involves risk; loss of principal is possible. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities.

The following pie chart shows the Short-Term Treasury Portfolio’s investment holdings by days to maturity, as a percentage of total net assets as of July 31, 2010.

Allocations are subject to change and should not be considered a recommendation to buy or sell any security within a sector.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.

MANAGEMENT’S DISCUSSION AND ANALYSIS

THE VERSATILE BOND PORTFOLIO

Six Months Ended July 31, 2010

(Unaudited)

The Versatile Bond Portfolio’s investment objective is to achieve high current income, while limiting risk to principal. The Portfolio invests at least 80% of its assets in a diversified portfolio of short-term corporate bonds rated “A” or higher by Standard & Poor’s with a remaining maturity of twenty-four months or less. During the six months ended July 31, 2010, the Portfolio achieved a total return of .23%, net of expenses to average net assets of .88%, as compared to 1.86% for the Citigroup AAA/AA 1-3 Year Corporate Bond Index and 2.01% for the Citigroup A 1-3 Year Corporate Bond Index over the same period. The Portfolio’s return during the six months then ended was primarily due to the Portfolio’s shorter average maturity than the average maturity of the Citigroup Corporate Bond Indices, thereby resulting in lower investment returns than would have been available on longer-term corporate bonds, and the Portfolio’s expenses during the period. Neither the Citigroup AAA/AA 1-3 Year Corporate Bond Index nor the Citigroup A 1-3 Year Corporate Bond Index reflect a deduction for fees, expenses or taxes.

Mutual fund investing involves risk; loss of principal is possible. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities.

The following pie chart shows the Versatile Bond Portfolio’s investment holdings by Standard & Poor’s credit rating, as a percentage of total net assets as of July 31, 2010.

Allocations are subject to change and should not be considered a recommendation to buy or sell any security within a sector.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.

MANAGEMENT’S DISCUSSION AND ANALYSIS

THE AGGRESSIVE GROWTH PORTFOLIO

Six Months Ended July 31, 2010

(Unaudited)

The Aggressive Growth Portfolio’s investment objective is to achieve high, long-term appreciation in the value of its shares. The Portfolio is fully invested at all times in a diversified portfolio of domestic stocks and stock warrants selected for high profit potential. During the six months ended July 31, 2010, the Portfolio achieved a total return of 1.61%, net of expenses to average net assets of 1.22%, as compared to 5.37% for the Dow Jones Industrial Average and 3.61% for the Standard & Poor’s 500 Composite Stock Index over the same period. The Portfolio’s return during the six months then ended was primarily due to the Portfolio’s investment selection and the timing of purchases and sales of those investments in relation to fluctuating market values relative to the aforementioned indices. Neither the Dow Jones Industrial Average nor the Standard & Poor’s 500 Composite Stock Index reflect a deduction for fees, expenses or taxes.

Mutual fund investing involves risk; loss of principal is possible. The Aggressive Growth Portfolio’s stock market investments may appreciate in value more rapidly than the overall stock market, but they are also subject to greater risk, especially during periods when the prices of U.S. stock market investments in general are declining. The Portfolio also invests in smaller companies which will involve additional risks, such as limited liquidity and greater volatility.

The following pie chart shows the Aggressive Growth Portfolio’s investment holdings by industry sector, as a percentage of total net assets as of July 31, 2010.

Allocations are subject to change and should not be considered a recommendation to buy or sell any security within a sector.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.

EXPENSE EXAMPLES

Six Months Ended July 31, 2010

(Unaudited)

Expense Examples

As a shareholder in one or more of the Fund’s Portfolios, you incur two types of costs: (1) transaction costs, including the $35 one-time account start-up fee; and (2) ongoing costs, including management fees and other Portfolio expenses. The Examples on the following page are intended to help you understand your ongoing costs (in dollars) of investing in the Fund’s Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

These Examples are based on an investment of $1,000 invested at January 31, 2010 and held for the entire six months ended July 31, 2010.

Actual Expenses

The first line of each of the tables on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six months ended July 31, 2010. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Six Months Ended July 31, 2010” to estimate the expenses you paid on your account during the six months ended July 31, 2010.

Hypothetical Example for Comparison Purposes

The second line of each of the tables on the following page provides information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which are not the Fund’s Portfolios’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the six months ended July 31, 2010. You may use this information to compare the ongoing costs of investing in the Fund’s Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as the $35 one-time account start-up fee. Therefore, the second line of the tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs, including the $35 one-time account start-up fee, were included, your costs would have been higher.

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.

EXPENSE EXAMPLES

Six Months Ended July 31, 2010

(Unaudited)

			Expenses Paid*
	Beginning	Ending	During Six
	Account Value	Account Value	Months Ended
	January 31, 2010	July 31, 2010	July 31, 2010

PERMANENT PORTFOLIO
Actual	$1,000.00	$1,064.40	$4.09
Hypothetical (5% return before expenses)	1,000.00	1,020.83	4.01

SHORT-TERM TREASURY PORTFOLIO
Actual	1,000.00	997.20	3.52
Hypothetical (5% return before expenses)	1,000.00	1,021.27	3.56

VERSATILE BOND PORTFOLIO
Actual	1,000.00	1,002.30	4.37
Hypothetical (5% return before expenses)	1,000.00	1,020.43	4.41

AGGRESSIVE GROWTH PORTFOLIO
Actual	1,000.00	1,016.10	6.10
Hypothetical (5% return before expenses)	1,000.00	1,018.74	6.11

*

Expenses are equal to the Permanent Portfolio’s annualized expense ratio of .80%, the Short-Term Treasury Portfolio’s annualized expense ratio of .71%, the Versatile Bond Portfolio’s annualized expense ratio of .88% and the Aggressive Growth Portfolio’s annualized expense ratio of 1.22%, respectively, multiplied by the applicable Portfolio’s average account value over the period, multiplied by 181/365 (to reflect the one-half year period ended July 31, 2010).

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.

OTHER INFORMATION

(Unaudited)

Proxy Voting

The Fund’s Portfolios vote proxies relating to their portfolio securities in accordance with the Fund’s Proxy Voting Policies and Procedures. A copy of the Fund’s Proxy Voting Policies and Procedures as well as information regarding how each of the Fund’s Portfolios voted such proxies during the twelve-month period ended June 30, 2010 is available, without charge and upon request, by writing or calling the Fund’s Shareholder Services Office at (800) 531-5142, or by accessing the SEC’s website at http://www.sec.gov.

Quarterly Holdings

Each of the Fund’s Portfolios files its complete schedule of portfolio holdings for its first and third quarters of each fiscal year on the Fund’s Form N-Q. The Fund’s Form N-Qs for such periods, beginning with the quarter ended October 31, 2004, are available on the SEC’s website at http://www.sec.gov. The Fund’s Form N-Qs may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (800) SEC-0330.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.

DIRECTORS AND OFFICERS

(Unaudited)

All of the Fund’s directors and officers may be reached c/o Permanent Portfolio Family of Funds, Inc., 600 Montgomery Street, Suite 4100, San Francisco, California 94111. No director or officer has any family relationship with another and each of the Fund’s directors will hold office until the Fund’s next special meeting of shareholders and until their successors have been duly elected and qualified, or until their earlier resignation, removal or disqualification. The Fund’s officers are elected annually by the Fund’s Board of Directors and each officer holds office until their successor has been duly elected and qualified, or until their earlier resignation, removal or disqualification. The principal occupation(s) of the Fund’s directors and officers are listed below. The Fund’s Statement of Additional Information includes additional information regarding the Fund’s directors and officers and is available, without charge and upon request, by writing or calling the Fund’s Shareholder Services Office at (800) 531-5142.

DAVID P. BERGLAND Director	age 75

Member of the State Bar of California, formerly a sole practitioner specializing in business litigation in Costa Mesa, California, now retired from the active practice of law. Mr. Bergland is also a writer, lecturer, publisher and a former Adjunct Professor of Law at Western State University College of Law in Irvine, California. Mr. Bergland has served as a director of the Fund since 1992 and oversees all four of the Fund’s Portfolios.

HUGH A. BUTLER Director	age 58

Now retired, Mr. Butler was formerly Executive Vice President from 2004 through 2006 of the Credit Union Services Division of Fidelity National Information Services, Inc. (formerly Fidelity Information Systems), a publicly-traded provider of software, outsourcing and information technology consulting for the financial services and mortgage industries, majority-owned by Fidelity National, Inc. Previously, Mr. Butler was Chief Executive Officer and Founder of Computer Consultants Corporation, an information systems consulting firm to financial institutions, in Salt Lake City, Utah. Mr. Butler has served as a director of the Fund since 1996 and oversees all four of the Fund’s Portfolios.

ROGER DOEBKE Director	age 70

President, Simplex Realty Services, Inc., a commercial real estate acquisition, development and property management firm located in Orange County, California since 1993. Mr. Doebke has served as a director of the Fund since 2004 and oversees all four of the Fund’s Portfolios.

MICHAEL J. CUGGINO* Chairman, President, Secretary & Director	age 47

A Certified Public Accountant, Mr. Cuggino has served as Chairman of the Board and President of the Fund since 2003, as Treasurer of the Fund from 1993 through 2007, as Secretary of the Fund since 2006 and as a director of the Fund since 1998. He is the manager and sole member (also its President and Chief Executive Officer) of the Fund’s investment adviser. Mr. Cuggino oversees all four of the Fund’s Portfolios.

JAMES H. ANDREWS Treasurer	age 55

Mr. Andrews has served as Treasurer of the Fund since 2007 and previously served as Assistant Treasurer of the Fund from 2006 to 2007. He has also served as Director of Finance of the Fund’s investment adviser since 2006. Previously, Mr. Andrews was employed in various financial, investment and operational capacities at Blum Capital Partners LP, an investment management firm located in San Francisco, California from 1994 through 2005.

SUSAN K. FREUND Chief Compliance Officer	age 56

Ms. Freund has served as the Chief Compliance Officer of the Fund and the Fund’s investment adviser since April 2010 and March 2010, respectively. Previously, Ms. Freund served as an independent consultant to various asset management firms from March 2009 through March 2010 and served as President, Secretary, Treasurer and Chief Compliance Officer of the Embarcadero Funds from 2007 to 2009. From 2001 through 2007, Ms. Freund served as Senior Counsel at Bank of the West. Ms. Freund is a member of the State Bar of California.

*	Considered to be an “interested person” within the meaning of the 1940 Act. Mr. Cuggino is deemed an interested person because of his association with the Fund’s investment adviser.

INVESTMENT ADVISER

Pacific Heights Asset Management, LLC

600 Montgomery Street

San Francisco, California 94111

CUSTODIAN

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

DISTRIBUTOR

Quasar Distributors, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

TRANSFER AGENT

U.S. Bancorp Fund Services, LLC

P. O. Box 701

Milwaukee, Wisconsin 53201

(for overnight delivery services,

615 East Michigan Street

Milwaukee, Wisconsin 53202)

(800) 341-8900

SHAREHOLDER SERVICES OFFICE

130 South Brune Street

Bartlett, Texas 76511

(254) 527-3102

(800) 531-5142 Nationwide

www.permanentportfoliofunds.com

SEMI-ANNUAL

REPORT

July 31, 2010

Must be preceded or accompanied by a prospectus.

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